Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Schedule of Redeemable Interest in Property Partnerships [Table Text Block]
The following table reflects the activity of the noncontrolling interest—redeemable interest in property partnership in the Company's Fountain Square consolidated joint venture for the for the years ended December 31, 2013 and 2012 (in thousands):

Balance at December 31, 2011	$—
Acquisition-date fair value of redeemable interest	98,787
Net loss	(719)
Distributions	(3,032)
Adjustment to reflect redeemable interest at redemption value	2,522
Balance at December 31, 2012	97,558
Net loss	(1,839)
Distributions	(4,585)
Adjustment to reflect redeemable interest at redemption value	8,475
Balance at December 31, 2013	$99,609

Schedule Of Preferred Units
The following table reflects the activity of the noncontrolling interests—redeemable preferred units for the years ended December 31, 2013, 2012 and 2011 (in thousands):

Balance at December 31, 2010	$125,765
Net income	3,339
Distributions	(3,339)
Reallocation of partnership interest	19,719
Balance at December 31, 2011	145,484
Issuance of redeemable preferred units (Series Four Preferred Units)	79,405
Net income	3,497
Distributions	(3,497)
Redemption of redeemable preferred units (Series Four Preferred Units)	(18,329)
Reallocation of partnership interest (1)	(7,182)
Balance at December 31, 2012	199,378
Net income	6,046
Distributions	(6,046)
Redemption of redeemable preferred units (Series Four Preferred Units)	(43,070)
Reallocation of partnership interest (1)	(50,562)
Balance at December 31, 2013	$105,746

(1)	Includes the conversion of 329,881 and 117,047 Series Two Preferred Units into 432,914 and 153,605 OP Units during the years ended December 31, 2013 and 2012, respectively.

Noncontrolling Interests-Redeemable Common Units
The following table reflects the activity of the noncontrolling interests—redeemable common units for the years ended December 31, 2013, 2012 and 2011 (in thousands):

Balance at December 31, 2010	$1,801,592
Contributions	23,379
Net income	36,250
Distributions	(39,132)
Conversion of redeemable partnership units	(85,498)
Unearned compensation	(1,952)
Accumulated other comprehensive loss	297
Adjustment to reflect redeemable partnership units at redemption value	74,183
Balance at December 31, 2011	1,809,119
Contributions	24,588
Net income	35,200
Distributions	(41,434)
Conversion of redeemable partnership units	(34,621)
Unearned compensation	(883)
Accumulated other comprehensive loss	273
Adjustment to reflect redeemable partnership units at redemption value	44,280
Balance at December 31, 2012	1,836,522
Contributions	26,398
Net income	84,236
Distributions	(83,448)
Conversion of redeemable partnership units	(30,291)
Unearned compensation	1,472
Accumulated other comprehensive loss	252
Adjustment to reflect redeemable partnership units at redemption value	(124,923)
Balance at December 31, 2013	$1,710,218

Noncontrolling Interests-Property Partnerships
The following table reflects the activity of the noncontrolling interests—property partnerships for the years ended December 31, 2013, 2012 and 2011 (in thousands):

Balance at December 31, 2010	$(614)
Net income	1,558
Distributions	(2,007)
Balance at December 31, 2011	(1,063)
Net income	1,989
Distributions	(2,890)
Balance at December 31, 2012	(1,964)
Fair value of capital recorded upon consolidation	480,861
Capital contributions	257,564
Net loss	(5,290)
Distributions	(5,039)
Balance at December 31, 2013	$726,132